Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (774)	€ (827)	€ (667)
Net finance income (expense) on financial assets held for trading	243	367	250
Net expenses on other financial assets valued at fair value with effects on profit and loss	(8)	21	34
Interest and other expense due to banks and other financial institutions	(252)	(358)	(207)
Interests on lease liabilities	(348)	(314)	(267)
Interest from banks	191	294	356
Interest and other income on financial receivables and securities held for non-operating purposes	205	161	14
Finance income (expense) related to net borrowings	(743)	(656)	(487)
Exchange differences	133	(38)	255
Income (expense) from derivative financial instruments	(80)	278	(61)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	39	44	153
Capitalized finance expense	122	222	94
Finance expense due to the passage of time (accretion discount)	(250)	(261)	(341)
Other finance income (expense)	(40)	(188)	(86)
Other finance income (cost)	(129)	(183)	(180)
Finance income (expense)	€ (819)	€ (599)	€ (473)